Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets

	Goodwill GBPm	Market related GBPm	Customer related GBPm	Editorial content GBPm	Software and technology GBPm	Other GBPm	Total acquired intangible assets GBPm	Internally developed intangible assets GBPm	Total intangible assets excluding goodwill GBPm
COST
As at 1 January 2024	8,023	2,540	1,979	658	835	2,426	8,438	4,343	12,781
Acquisitions	146	10	14	10	38	-	72	-	72
Additions	-	-	-	-	-	-	-	464	464
Disposals and other	(36)	(71)	(8)	(6)	(23)	(110)	(218)	(87)	(305)
Exchange translation differences	83	36	25	4	5	7	77	2	79
At 1 January 2025	8,216	2,515	2,010	666	855	2,323	8,369	4,722	13,091
Acquisitions	140	20	70	4	34	6	134	-	134
Additions	-	-	-	-	-	-	-	504	504
Disposals and other	-	-	-	-	(99)	(19)	(118)	(186)	(304)
Exchange translation differences	(426)	(158)	(117)	(24)	(34)	(80)	(413)	(160)	(573)
At 31 December 2025	7,930	2,377	1,963	646	756	2,230	7,972	4,880	12,852

ACCUMULATED AMORTISATION
As at 1 January 2024	-	1,731	1,323	607	600	2,416	6,677	2,866	9,543
Charge for the year	-	111	71	13	62	1	258	364	622
Disposals and other	-	(69)	(8)	(5)	(23)	(110)	(215)	(71)	(286)
Exchange translation differences	-	23	15	3	6	7	54	(6)	48
At 1 January 2025	-	1,796	1,401	618	645	2,314	6,774	3,153	9,927
Charge for the year	-	108	69	12	57	2	248	352	600
Disposals and other	-	-	-	-	(99)	(19)	(118)	(204)	(322)
Exchange translation differences	-	(114)	(82)	(22)	(31)	(80)	(329)	(96)	(425)
At 31 December 2025	-	1,790	1,388	608	572	2,217	6,575	3,205	9,780

NET BOOK AMOUNT
At 31 December 2024	8,216	719	609	48	210	9	1,595	1,569	3,164
At 31 December 2025	7,930	587	575	38	184	13	1,397	1,675	3,072

Schedule of breakdown of goodwill into cash generating units

GOODWILL	2024 GBPm	2025 GBPm
Risk	4,004	3,902
Scientific, Technical & Medical	1,948	1,814
Legal	1,640	1,543
Exhibitions	624	631
Print & print-related	-	40
Total	8,216	7,930

Schedule of key assumptions used for each group of cash generating units

The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2024		2025
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Risk	11.3%	4%	11.3%	4%
Scientific, Technical & Medical	10.6%	3%	10.6%	3%
Legal	10.9%	4%	10.9%	4%
Exhibitions	12.3%	4%	12.3%	4%
Print & print-related	-	-	13.8%	(9)%